Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

March 12, 2007

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Enhanced Closed-End Opportunity Fund, Inc. Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Cohen & Steers Enhanced Closed-End Opportunity Fund, Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). Most of the Fund’s investment strategies and policies, as well as organizational and operational matters, are substantially similar to those of Cohen & Steers Closed-End Opportunity Fund, Inc. (the “Closed-End Opportunity Fund,” File No. 811-21948) as contained in the definitive prospectus and statement of additional information of the Closed-End Opportunity Fund filed pursuant to Rule 497 under the Securities Act on November 22, 2006 (together, the “Definitive Prospectus”). The primary difference between the Fund and the Closed-End Opportunity Fund is that, as reflected in the Fund’s prospectus and statement of additional information contained in the Registration Statement, the Fund currently intends to leverage through the issuance of shares of preferred stock or through borrowings from financial institutions (or through a combination of preferred stock issuance and borrowings) in an amount up to 25% of the Fund’s total capital after such issuance and/or borrowings, whereas the Closed-End Opportunity Fund’s Definitive Prospectus did not contemplate a current intent to use leverage. Accordingly, we hereby request selective review of the Registration Statement in light of the similarity of the prospectus and statement of additional information contained therein to the Definitive Prospectus of the Closed-End Opportunity Fund.

Please direct any comments and questions concerning the Registration Statement to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Janna Manes at 212.806.6141 (jmanes@stroock.com).

Very truly yours, /s/ Nicole M. Runyan Nicole M. Runyan

cc:  Janna Manes